PSF PGIM JENNISON GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Long-Term Investments — 100.1%
Common Stocks
Aerospace & Defense — 0.8%
Boeing Co. (The)*	136,760	$26,393,312
Automobiles — 1.5%
Tesla, Inc.*	294,798	51,822,540
Banks — 0.4%
NU Holdings Ltd. (Brazil) (Class A Stock)*	1,108,487	13,224,250
Biotechnology — 1.5%
Vertex Pharmaceuticals, Inc.*	123,166	51,484,620
Broadline Retail — 9.4%
Amazon.com, Inc.*	1,527,210	275,478,140
MercadoLibre, Inc. (Brazil)*	33,732	51,001,434
		326,479,574
Capital Markets — 1.8%
Goldman Sachs Group, Inc. (The)	76,329	31,881,860
Moody’s Corp.	81,339	31,968,667
		63,850,527
Consumer Staples Distribution & Retail — 1.6%
Costco Wholesale Corp.	75,478	55,297,447
Electrical Equipment — 0.5%
Eaton Corp. PLC	56,204	17,573,867
Electronic Equipment, Instruments & Components — 0.6%
Keysight Technologies, Inc.*	142,314	22,255,063
Entertainment — 4.0%
Netflix, Inc.*	171,687	104,270,666
Walt Disney Co. (The)	295,564	36,165,211
		140,435,877
Financial Services — 5.9%
Adyen NV (Netherlands), 144A*	10,243	17,301,829
Mastercard, Inc. (Class A Stock)	194,051	93,449,140
Visa, Inc. (Class A Stock)(a)	338,804	94,553,421
		205,304,390
Ground Transportation — 1.4%
Uber Technologies, Inc.*	654,753	50,409,433
Health Care Equipment & Supplies — 1.3%
Intuitive Surgical, Inc.*	114,214	45,581,665
Health Care Providers & Services — 1.4%
UnitedHealth Group, Inc.	96,036	47,509,009
Hotels, Restaurants & Leisure — 2.8%
Airbnb, Inc. (Class A Stock)*	258,096	42,575,516
Chipotle Mexican Grill, Inc.*	7,788	22,637,925
Marriott International, Inc. (Class A Stock)	122,709	30,960,708
		96,174,149
Interactive Media & Services — 8.2%
Alphabet, Inc. (Class A Stock)*	374,127	56,466,988
Alphabet, Inc. (Class C Stock)*	370,594	56,426,643
	Shares	Value
Common Stocks (continued)
Interactive Media & Services (cont’d.)
Meta Platforms, Inc. (Class A Stock)	356,214	$172,970,394
		285,864,025
IT Services — 2.1%
MongoDB, Inc.*	104,089	37,330,479
Snowflake, Inc. (Class A Stock)*	215,165	34,770,664
		72,101,143
Media — 0.8%
Trade Desk, Inc. (The) (Class A Stock)*	308,962	27,009,458
Personal Care Products — 1.2%
Estee Lauder Cos., Inc. (The) (Class A Stock)	71,464	11,016,176
L’Oreal SA (France)	64,786	30,680,813
		41,696,989
Pharmaceuticals — 7.4%
AstraZeneca PLC (United Kingdom), ADR	522,669	35,410,825
Eli Lilly & Co.	180,060	140,079,478
Novo Nordisk A/S (Denmark), ADR	623,121	80,008,736
		255,499,039
Semiconductors & Semiconductor Equipment — 18.1%
Advanced Micro Devices, Inc.*	719,959	129,945,400
ASML Holding NV (Netherlands)	56,490	54,821,850
Broadcom, Inc.	107,509	142,493,504
NVIDIA Corp.	332,036	300,014,448
		627,275,202
Software — 16.8%
Adobe, Inc.*	88,972	44,895,271
Cadence Design Systems, Inc.*	159,259	49,574,142
Crowdstrike Holdings, Inc. (Class A Stock)*	128,489	41,192,289
HubSpot, Inc.*	44,878	28,118,760
Microsoft Corp.	658,664	277,113,118
Palo Alto Networks, Inc.*(a)	56,870	16,158,473
Salesforce, Inc.	222,358	66,969,782
ServiceNow, Inc.*	75,366	57,459,038
		581,480,873
Specialized REITs — 0.8%
American Tower Corp.	144,496	28,550,965
Specialty Retail — 3.5%
Home Depot, Inc. (The)	127,830	49,035,588
O’Reilly Automotive, Inc.*	34,279	38,696,878
TJX Cos., Inc. (The)	324,382	32,898,822
		120,631,288
Technology Hardware, Storage & Peripherals — 3.4%
Apple, Inc.	690,937	118,481,877
Textiles, Apparel & Luxury Goods — 2.9%
Lululemon Athletica, Inc.*	92,230	36,029,650
LVMH Moet Hennessy Louis Vuitton SE (France)	44,610	40,139,933
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PSF PGIM JENNISON GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Textiles, Apparel & Luxury Goods (cont’d.)
NIKE, Inc. (Class B Stock)	249,138	$23,413,989
		99,583,572

Total Long-Term Investments (cost $1,456,132,864)		3,471,970,154
Short-Term Investments — 3.1%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wb)	5,365,483	5,365,483
PGIM Institutional Money Market Fund (7-day effective yield 5.664%) (cost $102,064,403; includes $101,574,208 of cash collateral for securities on loan)(b)(wb)	102,262,624	102,211,493

Total Short-Term Investments (cost $107,429,886)		107,576,976

TOTAL INVESTMENTS—103.2% (cost $1,563,562,750)		3,579,547,130

Liabilities in excess of other assets — (3.2)%		(109,470,337)

Net Assets — 100.0%		$3,470,076,793

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
REITs	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $99,582,109; cash collateral of $101,574,208 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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